Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,147,000.00
Previously Paid Amount	0.00
Total Fee Amount	572.70
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 572.70
Narrative - Max Aggregate Offering Price	$ 4,147,000.00
Final Prospectus	true